Accruals and Other Payables (Details) - Schedule of Accruals and Other Payables	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accrued staff salaries and reimbursements	$ 88,036	$ 11,273	$ 227,741
Accrued professional fee	6,000	768	6,000
Other accrued expenses	56,904	7,287	56,904
Total	$ 150,940	$ 19,328	$ 290,645